SUPPLEMENT TO THE CLASS A PROSPECTUS

         CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND - PRIME PORTFOLIO

The following information supercedes certain information contained in the Portfolio's Prospectus.

Effective August 1, 2005, the following information replaces the information set forth on Pages 8 and 9 of the portfolio's prospectus:

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are estimated for the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
  (paid directly from your investment)
--------------------------------------------------------------------------------
Sales charge (load) on purchases                                          NONE
--------------------------------------------------------------------------------
Deferred sales charge (load)                                              NONE
--------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                           NONE
--------------------------------------------------------------------------------
Redemption fees                                                           NONE
--------------------------------------------------------------------------------
Exchange fees                                                             NONE
--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
  (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                                            0.20%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                                      NONE
--------------------------------------------------------------------------------
Other expenses                                                            0.11%
--------------------------------------------------------------------------------
Total annual portfolio operating expenses                                 0.31%
--------------------------------------------------------------------------------
Less fee waivers/reimbursements*                                         (0.21%)
--------------------------------------------------------------------------------
NET ANNUAL PORTFOLIO OPERATING EXPENSES                                   0.10%
--------------------------------------------------------------------------------
* Credit Suisse Asset Management, LLC, the investment adviser, has contractually agreed to waive fees and /or reimburse expenses for the portfolio through December 31, 2005 so that total annual operating expenses will not exceed 0.10% for Class A shares, excluding extraordinary expenses.

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above after fee waivers and expense reimbursements or credits, and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

--------------------------------------------------------------------------------
     ONE YEAR          THREE YEARS           FIVE YEARS            TEN YEARS
--------------------------------------------------------------------------------
        $10                $32                   $56                 $128
--------------------------------------------------------------------------------

Dated:  July 20, 2005                                         MMPP-PRO-A-16-0705
                                                                        2005-024

                      SUPPLEMENT TO THE CLASS B PROSPECTUS

         CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND - PRIME PORTFOLIO

The following information supercedes certain information contained in the Portfolio's Prospectus.

Effective August 1, 2005, the following information replaces the information set forth on Pages 8 and 9 of the portfolio's prospectus:

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are estimated for the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
  (paid directly from your investment)
--------------------------------------------------------------------------------
Sales charge (load) on purchases                                          NONE
--------------------------------------------------------------------------------
Deferred sales charge (load)                                              NONE
--------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                           NONE
--------------------------------------------------------------------------------
Redemption fees                                                           NONE
--------------------------------------------------------------------------------
Exchange fees                                                             NONE
--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
  (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                                            0.20%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                     0.10%
--------------------------------------------------------------------------------
Other expenses                                                            0.11%
--------------------------------------------------------------------------------
Total annual portfolio operating expenses                                 0.41%
--------------------------------------------------------------------------------
Less expense waiver/reimbursement*                                       (0.21%)
--------------------------------------------------------------------------------
NET ANNUAL PORTFOLIO OPERATING EXPENSES                                   0.20%
--------------------------------------------------------------------------------
* Credit Suisse Asset Management, LLC, the investment adviser, has contractually agreed to waive fees and/or reimburse expenses for the portfolio through December 31, 2005 so that total annual operating expenses will not exceed 0.20% for Class B shares, excluding extraordinary expenses.

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above after fee waivers and expense reimbursements or credits, and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

--------------------------------------------------------------------------------
     ONE YEAR          THREE YEARS           FIVE YEARS            TEN YEARS
--------------------------------------------------------------------------------
       $20                 $64                  $113                  $255
--------------------------------------------------------------------------------

Dated:  July 20, 2005                                         MMPP-PRO-B-16-0705
                                                                        2005-025

                      SUPPLEMENT TO THE CLASS C PROSPECTUS

         CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND - PRIME PORTFOLIO

The following information supercedes certain information contained in the Portfolio's Prospectus.

Effective August 1, 2005, the following information replaces the information set forth on Pages 8 and 9 of the portfolio's prospectus:

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are estimated for the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
  (paid directly from your investment)
--------------------------------------------------------------------------------
Sales charge (load) on purchases                                          NONE
--------------------------------------------------------------------------------
Deferred sales charge (load)                                              NONE
--------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                           NONE
--------------------------------------------------------------------------------
Redemption fees                                                           NONE
--------------------------------------------------------------------------------
Exchange fees                                                             NONE
--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
  (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                                            0.20%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                     0.25%
--------------------------------------------------------------------------------
Other expenses                                                            0.11%
--------------------------------------------------------------------------------
Total annual portfolio operating expenses                                 0.56%
--------------------------------------------------------------------------------
Less fee waivers/reimbursements*                                         (0.21%)
--------------------------------------------------------------------------------
NET ANNUAL PORTFOLIO OPERATING EXPENSES                                   0.35%
--------------------------------------------------------------------------------
* Credit Suisse Asset Management, LLC, the investment adviser, has contractually agreed to waive fees and/or reimburse expenses for the portfolio through December 31, 2005 so that total annual operating expenses will not exceed 0.35% for Class C shares, excluding extraordinary expenses.

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above after fee waivers and expense reimbursements or credits, and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

--------------------------------------------------------------------------------
     ONE YEAR          THREE YEARS           FIVE YEARS            TEN YEARS
--------------------------------------------------------------------------------
       $36                 $113                 $197                  $443
--------------------------------------------------------------------------------

Dated: July 20, 2005                                          MMPP-PRO-C-16-0705
                                                                        2005-026